Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
As at December 31, 2022, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(4,654)	1,052
Other intangible assets	—	—	—
	5,706	(4,654)	1,052

As at December 31, 2021, the Company’s intangible assets, excluding such amounts of the Teekay Gas Business (see Note 23), consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer relationships	5,706	(4,212)	1,494
Other intangible assets	537	(537)	—
	6,243	(4,749)	1,494